Schedule of forth the expenditures for long-lived assets other than goodwill (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Long-lived assets	$ 477,631	$ 582,256
Remittance Services [Member]
Segment Reporting Information [Line Items]
Long-lived assets	477,631	582,256
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Long-lived assets
Other Services [Member]
Segment Reporting Information [Line Items]
Long-lived assets